DERIVATIVES, Dedesignated Derivatives (Details) - Dedesignated Derivatives [Member] - Interest Rate Swap Contracts [Member] $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Derivatives [Abstract]
Loss recognized in accumulated comprehensive loss, net of tax	$ (249)
Amortization from accumulated comprehensive loss to interest expense	$ 500